Convertible Preferred Units	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Convertible Preferred Units

8. Convertible Preferred Units

Series A Convertible Preferred Units

In September 2015, Zeno Pharmaceuticals, Inc. entered into a Series A Preferred Stock Purchase Agreement (the “Series A Preferred Agreement”). Under the terms of the Series A Preferred Agreement, Zeno Pharmaceuticals, Inc. issued 1,293,104 shares of Series A convertible preferred stock at $11.60 per share for gross proceeds of $15.0 million. The net proceeds of this financing were $14.9 million after issuance costs of $0.1 million. In February and March 2016, Zeno Pharmaceuticals, Inc. issued an aggregate of 286,205 additional shares of Series A convertible preferred stock at $11.60 per share for additional gross proceeds of $3.3 million. The issuance costs of this additional financing were approximately thirty-nine thousand dollars. All Series A convertible preferred stock issued and outstanding by Zeno Pharmaceuticals, Inc. was converted into Series A convertible preferred units of Zentalis Pharmaceuticals, LLC in conjunction with the corporate restructuring and merger.

Series B Convertible Preferred Units

In December 2017, Zentalis Pharmaceuticals, LLC entered into a Series B Preferred Unit Purchase Agreement (the “Series B Preferred Agreement”). Under the terms of the Series B Preferred Agreement, Zentalis Pharmaceuticals, LLC issued 2,735,320 Series B preferred units at $12.43 per unit for gross proceeds of $34.0 million. The net proceeds of this financing were $32.1 million after issuance costs of $1.9 million. In January and August 2018, Zentalis Pharmaceuticals, LLC issued an aggregate of 788,419 additional shares of Series B preferred units at $12.43 per unit for additional gross proceeds of $9.8 million. The net proceeds of this additional financing were $9.5 million after issuance costs of $0.3 million.

Series C Preferred Unit Issuance

In September 2019, Zentalis Pharmaceuticals, LLC entered into a Series C Preferred Unit Purchase Agreement (the “Series C Preferred Agreement”). Under the terms of the Series C Preferred Agreement, Zentalis Pharmaceuticals, LLC issued 4,847,106 units of Series C convertible preferred units at $17.50 per unit for gross proceeds of $84.8 million. The net proceeds of this financing were $81.9 million after issuance costs of $2.9 million. In February 2020, Zentalis Pharmaceuticals, LLC issued 867,194 additional units of Series C preferred units under the Series C Preferred Agreement. The units were issued for $17.50 per unit for gross proceeds of $15.2 million. The net proceeds of this financing were $14.2 million after issuance costs of $1.0 million.

The authorized, issued, and outstanding shares of convertible preferred units at March 31, 2020 and December 31, 2019 were as follows:

	March 31, 2020
Series	Units Authorized	Shares Issued and Outstanding	Liquidation Value	Carrying Value
Series A convertible preferred units	1,579,309	1,579,309	$18,319,984	$18,225,809
Series B convertible preferred units	3,523,739	3,523,739	43,800,076	41,603,945
Series C convertible preferred units	5,714,300	5,714,300	100,000,250	96,104,453

Total	10,817,348	10,817,348	$162,120,310	$155,934,207

	December 31, 2019
Series	Units Authorized	Shares Issued and Outstanding	Liquidation Value	Carrying Value
Series A convertible preferred units	1,579,309	1,579,309	$18,319,984	$18,225,809
Series B convertible preferred units	3,523,739	3,523,739	43,800,076	41,603,945
Series C convertible preferred units	5,714,300	4,847,106	84,824,355	81,876,092

Total	10,817,348	9,950,154	$146,944,415	$141,705,846

During 2019, we reclassified the convertible preferred units from members’ equity to temporary equity because, in conjunction with the Series C convertible preferred units issuance, all units were now deemed to contain contingent liquidation features that are not solely within our control. During the year ended December 31, 2019 and three months ended March 31, 2020, we did not adjust the carrying values of the convertible preferred units to the deemed redemption values of such units since a liquidation event was not probable.

Dividends

Dividends are payable if and when declared by the Board of Directors. No dividends have been declared through March 31, 2020.

Conversion

Each Series A preferred unit, Series B preferred unit and Series C preferred unit shall be convertible at the option of the holder thereof, at any time after the issuance of such unit, into Class A common units at a conversion price equal to the original purchase price (subject to anti-dilution adjustments, discussed below) which is $11.60, $12.43 and $17.50 per unit, respectively. The convertible preferred units will automatically convert at the then applicable conversion rate upon the closing of a firm commitment underwritten public offering of shares of a successor corporations’ common stock, at a public offering price per share of equal to or greater than the Series C original purchase price (as adjusted for any stock splits, stock dividends, combinations or other similar recapitalization) resulting in aggregate gross cash proceeds of at least $75.0 million (a “Qualified IPO”). Additionally, the convertible preferred unit will be automatically converted into common stock, at the then applicable conversion rate, upon written consent of a majority of the then outstanding Series A, Series B and Series C convertible preferred units (voting as a separate class on an as converted to Common Unit basis).

Anti-dilution protection

The holders of the convertible preferred unit have proportional anti-dilution protection for unit splits, unit dividends and similar recapitalizations. Subject to certain exclusions, anti-dilution price protection for additional sales of securities by us for consideration per unit less than the applicable conversion price per unit of any series of convertible preferred stock, shall be on a broad-based weighted average basis.

Protective rights

The holders of the convertible preferred unit have certain protective rights, including, without limitation, regarding the authorization, alteration, redemption, or sale of Class B common units; commencement of a liquidation or deemed liquidation event; entrance into a joint venture or partnership; any incurrence of indebtedness; certain transactions that exceed a certain dollar threshold; changes to our governing documents; or the declaration of any dividends. Such actions must be approved by a majority of the then outstanding Series A, Series B and Series C convertible preferred unit holders (voting as a single class and on an as-converted basis), as specified in the amended and restated LLC agreement. An increase or decrease in the authorized number of Directors constituting the Board or the creation of a membership interest or equity security senior to or pari passu with Series C convertible preferred units must be approved by a majority of the then outstanding Series C convertible preferred Units (voting as a separate class on an as converted basis).

Redemption

The Series A, Series B and Series C convertible preferred units are not redeemable except in the event of certain effected deemed liquidation events. As of March 31, 2020 and December 31, 2019, we have classified convertible preferred units as temporary equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events outside of our control, including liquidation, sale or transfer of control of the Company. We did not adjust the carrying value of the convertible preferred units to the deemed redemption values of such units since a liquidation event was not probable.

Liquidation preference

In the event of the dissolution, liquidation, merger or winding up of the Company, the holders of Series C convertible preferred units are entitled to receive, on a pro rata basis in respect of each such Series C convertible preferred unit, a preference amount of $17.50 per Series C convertible unit (as adjusted for any unit splits, dividends, combinations, recapitalizations or the like).

Subsequent to the payment of the Series C convertible preferred unit preferences, Series A and Series B convertible preferred units are entitled to receive, on a pro rata basis in respect of each convertible preferred unit in proportion to the relative preference amount of each preferred unit, a preference amount of $11.60 and $12.43 per unit of Series A and Series B convertible preferred units (as adjusted for any units splits, dividend, combinations, recapitalizations of the like), respectively.

Subsequent to the payment of the Series C, Series A and Series B convertible preferred unit preferences, Series A, Series B and Series C convertible preferred units are entitled to receive, on an as converted to common unit pro rata basis, an amount equal to distributions made to Class A common units prior to all unit classes sharing in distributions on a pro rata basis. Thereafter, Series A, Series B and Series C convertible preferred units and Series A and Series B common units are entitled to receive the remaining assets of the Company available for distribution to its unit holders pro rata based on the number of common units held by each holder, treating for these purposes as if all units had been converted to common.

Voting Rights

The holders of all units other than Class B common units that are unvested shall vote together as a single class. Each holder of Series A, Series B and Series C convertible preferred units shall be entitled to the number of votes calculated on an as converted to Class A common unit basis.

8. Convertible Preferred Units

Series A Convertible Preferred Units

In September 2015, Zeno Pharmaceuticals, Inc. entered into a Series A Preferred Stock Purchase Agreement (the “Series A Preferred Agreement”). Under the terms of the Series A Preferred Agreement, Zeno Pharmaceuticals, Inc. issued 1,293,104 shares of Series A convertible preferred stock at $11.60 per share for gross proceeds of $15.0 million. The net proceeds of this financing were $14.9 million after issuance costs of $0.1 million. In February and March 2016, Zeno Pharmaceuticals, Inc. issued an aggregate of 286,205 additional shares of Series A convertible preferred stock at $11.60 per share for additional gross proceeds of $3.3 million. The issuance costs of this additional financing were approximately thirty-nine thousand dollars. All Series A convertible preferred stock issued and outstanding by Zeno Pharmaceuticals, Inc. was converted into Series A convertible preferred units of Zentalis Pharmaceuticals, LLC in conjunction with the corporate restructuring and merger (see note 9).

Series B Convertible Preferred Units

In December 2017, Zentalis Pharmaceuticals, LLC entered into a Series B Preferred Unit Purchase Agreement (the “Series B Preferred Agreement”). Under the terms of the Series B Preferred Agreement, Zentalis Pharmaceuticals, LLC issued 2,735,320 Series B preferred units at $12.43 per unit for gross proceeds of $34.0 million. The net proceeds of this financing were $32.1 million after issuance costs of $1.9 million. In January and August 2018, Zentalis Pharmaceuticals, LLC issued an aggregate of 788,419 additional shares of Series B preferred units at $12.43 per unit for additional gross proceeds of $9.8 million. The net proceeds of this additional financing were $9.5 million after issuance costs of $0.3 million.

Series C Preferred Unit Issuance

In September 2019, Zentalis Pharmaceuticals, LLC entered into a Series C Preferred Unit Purchase Agreement (the “Series C Preferred Agreement”). Under the terms of the Series C Preferred Agreement, Zentalis Pharmaceuticals, LLC issued 4,847,106 units of Series C convertible preferred units at $17.50 per unit for gross proceeds of $84.8 million. The net proceeds of this financing were $81.9 million after issuance costs of $2.9 million.

The authorized, issued, and outstanding shares of convertible preferred units at December 31, 2018 and 2019 were as follows:

	December 31, 2018
Series	Units Authorized	Shares Issued and Outstanding	Liquidation Value	Carrying Value
Series A convertible preferred units	1,638,000	1,579,309	$18,319,984	$18,225,809
Series B convertible preferred units	3,621,000	3,523,739	43,800,076	41,603,945

Total	5,259,000	5,103,048	$62,120,060	$59,829,754

	December 31, 2019
Series	Units Authorized	Shares Issued and Outstanding	Liquidation Value	Carrying Value
Series A convertible preferred units	1,579,309	1,579,309	$18,319,984	$18,225,809
Series B convertible preferred units	3,523,739	3,523,739	43,800,076	41,603,945
Series C convertible preferred units	5,714,300	4,847,106	84,824,355	81,876,092

Total	10,817,348	9,950,154	$146,944,415	$141,705,846

At December 31, 2018, the convertible preferred units were classified in members’ equity. During 2019, we reclassified the convertible preferred units to temporary equity because, in conjunction with the Series C convertible preferred units issuance, all units were now deemed to contain contingent liquidation features that are not solely within our control. During the year ended December 31, 2019, we did not adjust the carrying values of the convertible preferred units to the deemed redemption values of such units since a liquidation event was not probable. Subsequent adjustments to increase the carrying values to the ultimate redemption values will be made only when it becomes probable that such a liquidation event will occur.

Dividends

Dividends are payable if and when declared by the Board of Directors. No dividends were declared during the years ended December 31, 2018 and 2019.

Conversion

Each Series A preferred unit, Series B preferred unit and Series C preferred unit shall be convertible at the option of the holder thereof, at any time after the issuance of such unit, into Class A common units at a conversion price equal to the original purchase price (subject to anti-dilution adjustments, discussed below) which is $11.60, $12.43 and $17.50 per unit, respectively. The convertible preferred units will automatically convert at the then applicable conversion rate upon the closing of a firm commitment underwritten public offering of shares of a successor corporations’ common stock, at a public offering price per share of equal to or greater than the Series C original purchase price (as adjusted for any stock splits, stock dividends, combinations or other similar recapitalization) resulting in aggregate gross cash proceeds of at least $75.0 million (a “Qualified IPO”). Additionally, the convertible preferred unit will be automatically converted into common stock, at the then applicable conversion rate, upon written consent of a majority of the then outstanding Series A, Series B and Series C convertible preferred units (voting as a separate class on an as converted to Common Unit basis).

Anti-dilution protection

The holders of the convertible preferred unit have proportional anti-dilution protection for unit splits, unit dividends and similar recapitalizations. Subject to certain exclusions, anti-dilution price protection for additional sales of securities by us for consideration per unit less than the applicable conversion price per unit of any series of convertible preferred stock, shall be on a broad-based weighted average basis.

Protective rights

The holders of the convertible preferred unit have certain protective rights, including, without limitation, regarding the authorization, alteration, redemption, or sale of Class B common units; commencement of a liquidation or deemed liquidation event; entrance into a joint venture or partnership; any incurrence of indebtedness; certain transactions that exceed a certain dollar threshold; changes to our governing documents; or the declaration of any dividends. Such actions must be approved by a majority of the then outstanding Series A, Series B and Series C convertible preferred unit holders (voting as a single class and on an as-converted basis), as specified in the amended and restated LLC agreement. An increase or decrease in the authorized number of Directors constituting the Board or the creation of a membership interest or equity security senior to or pari passu with Series C convertible preferred units must be approved by a majority of the then outstanding Series C convertible preferred Units (voting as a separate class on an as converted basis).

Redemption

The Series A, Series B and Series C convertible preferred units are not redeemable except in the event of certain effected deemed liquidation events. As of December 31, 2019, we have classified convertible preferred units as temporary equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events outside of our control, including liquidation, sale or transfer of control of the Company. We did not adjust the carrying value of the convertible preferred units to the deemed redemption values of such units since a liquidation event was not probable.

Liquidation preference

In the event of the dissolution, liquidation, merger or winding up of the Company, the holders of Series C convertible preferred units are entitled to receive, on a pro rata basis in respect of each such Series C convertible preferred unit, a preference amount of $17.50 per Series C convertible unit (as adjusted for any unit splits, dividends, combinations, recapitalizations or the like).

Subsequent to the payment of the Series C convertible preferred unit preferences, Series A and Series B convertible preferred units are entitled to receive, on a pro rata basis in respect of each convertible preferred unit in proportion to the relative preference amount of each preferred unit, a preference amount of $11.60 and $12.43 per unit of Series A and Series B convertible preferred units (as adjusted for any units splits, dividend, combinations, recapitalizations of the like), respectively.

Subsequent to the payment of the Series C, Series A and Series B convertible preferred unit preferences, Series A, Series B and Series C convertible preferred units are entitled to receive, on an as converted to common unit pro rata basis, an amount equal to distributions made to Class A common units prior to all unit classes sharing in distributions on a pro rata basis. Thereafter, Series A, Series B and Series C convertible preferred units and Series A and Series B common units are entitled to receive the remaining assets of the Company available for distribution to its unit holders pro rata based on the number of common units held by each holder, treating for these purposes as if all units had been converted to common.

Voting Rights

The holders of all units other than Class B common units that are unvested shall vote together as a single class. Each holder of Series A, Series B and Series C convertible preferred units shall be entitled to the number of votes calculated on an as converted to Class A common unit basis.